Annual Total Returns- Thrivent Income Fund (Class A) [BarChart] - Class A - Thrivent Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.42%	10.82%	(0.27%)	6.36%	(0.90%)	5.79%	6.04%	(2.61%)	13.19%	11.59%